Share-based Compensation - Narrative (Details) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement amount capitalized							$ 1,300,000	$ 0	$ 3,600,000	$ 0
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)						20,500,000
Annual increase in shares authorized						2.00%
Aggregate increased ordinary shares (in shares)	13,821,271
Unrecognized share-based compensation							3,406,600,000		$ 3,406,600,000
Unrecognized share-based compensation, recognition period									1 year 6 months
Restricted Stock Units (RSUs) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units (RSUs) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									4 years
Performance share units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									100.00%
Performance share units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award allocation percent		125.00%
Performance share units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award allocation percent		200.00%
Performance share units | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Granted (in shares)									425,000
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period					1 year
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									200.00%
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation							$ 20,200,000		$ 20,200,000
Share-based compensation arrangement by share-based payment award				1
Share based compensation arrangement maximum employee subscription rate			10.00%
Maximum employee subscription amount			$ 25,000
Discount percent			15.00%
Shares issued in period (in shares)									1,100,000
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				24 months